Federated Hermes Managed Volatility Fund II Performance Management - Service Shares [Member] - Federated Hermes Managed Volatility Fund II	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The Fund’s S class commenced operations on April 26, 2018. For the periods prior to the commencement of operations of the Fund’s S class, the performance information shown below is for the Fund’s Primary (P) class. The performance of the P class has not been adjusted to reflect the expenses applicable to the S class. The total returns of the S class would have been substantially similar to the annual returns for the P class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. It is anticipated that the expenses of the S class will be higher than those of the P class; accordingly, the performance of the S class is anticipated to be lower than the performance of the P class. The bar chart and performance table below reflect historical performance data for the Fund’s S class and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s S class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.For current performance information, contact your insurance company.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund’s S class and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s S class total returns on a calendar year-by-year basis.
Bar Chart Does Not Reflect Sales Loads [Text]	The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.
Bar Chart [Heading]	Federated Hermes Managed Volatility Fund II – S Class
Bar Chart Closing [Text Block]	The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.Within the periods shown in the bar chart, the Fund’s S class highest quarterly return was 9.69% (quarter ended December 31, 2020). Its lowest quarterly return was (11.73)% (quarter ended March 31, 2020).
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	Return Before Taxes is shown for the Fund’s S class. (For the Period Ended December 31, 2025)
S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.69%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020